Intangible assets (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of cost and accumulated depreciation

Intangible assets
Cost
Balance, August 31, 2023	$2,057,525
Additions	1,112,399
Translation adjustment	(1,794)
Balance, August 31, 2024	$3,168,130
Additions	539,410
Translation adjustment	(230,113)
Balance, February 28, 2025	$3,477,427

Accumulated amortization
Balance, August 31, 2023	$338,571
Amortization	616,532
Translation adjustment	1,252
Balance, August 31, 2024	$956,355
Amortization	270,073
Translation adjustment	(72,723)
Balance, February 28, 2025	$1,153,705

Net carrying value
February 28, 2025	$2,323,722
August 31, 2024	$2,211,775

Intangible assets
Cost
Balance, August 31, 2022	$779,490
Additions	1,300,225
Translation adjustment	(22,190)
Balance, August 31, 2023	$2,057,525
Additions	1,112,399
Translation adjustment	(1,794)
Balance, August 31, 2024	$3,168,130

Accumulated amortization
Balance, August 31, 2022	$77,102
Amortization	265,150
Translation adjustment	(3,681)
Balance, August 31, 2023	$338,571
Amortization	616,532
Translation adjustment	1,252
Balance, August 31, 2024	$956,355

Net carrying value
August 31, 2024	$2,211,775
August 31, 2023	$1,718,954

Schedule of amortization expense of definite lived intangible assets	The estimated amortization expense of definite-lived intangible assets is as follows: Year ending August 31,
2025	491,506
2026	491,506
2027	491,506
2028	491,506
2029	245,753
$2,211,775